Stockholder's Deficit (Details) - shares	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Short-Term Debt [Line Items]
Exercise price	9.26	9.53
Risk-free interest rate		3.70%
Volatility	60.00%	52.00%
Expected life (years)		9 months 25 days
Expected life (years)	45.00%	41.00%
Minimum [Member]
Short-Term Debt [Line Items]
Risk-free interest rate	3.54%
Expected life (years)	8 months 12 days
Maximum [Member]
Short-Term Debt [Line Items]
Risk-free interest rate	3.52%
Expected life (years)	6 months 25 days
Black Scholes Model [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Exercise price	3.27	3.27
Risk-free interest rate	3.58%	3.58%
Volatility	101.40%	101.40%
Expected life (years)	3 years 2 months 8 days	3 years 2 months 8 days
Expected life (years)	0.00%	0.00%
Black Scholes Model [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Exercise price	9.09	9.09
Risk-free interest rate	3.91%	3.91%
Volatility	114.40%	114.40%
Expected life (years)	5 years	5 years